Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000018545 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018545 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(5.30%)
C000018545 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018545 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C000018545 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C000018545 | Technology
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000018545 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018545 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018545 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000018545 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018545 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000018545 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000018545 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018545 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000018546 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000018546 | Securities Sold Short
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000018546 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018546 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000018546 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000018546 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000018546 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000018546 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000018546 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000018546 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000018546 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018546 | Materials and Processing
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000018546 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018546 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018547 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000018547 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018547 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.90%
C000018547 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018547 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000018549 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000018549 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000018549 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000018549 | Long-Term Fixed Income Investments
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000018549 | Corporate Bonds and Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000018549 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000018549 | International Debt
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000018549 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000018549 | Non-US Bonds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018549 | United States Government Treasuries
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000018549 | United States Government Agencies
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000018548 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000018548 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018548 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.70%
C000018548 | Other-Country
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000047304 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047304 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047304 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000047304 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000047304 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000047304 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000047304 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047304 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047305 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047305 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000047305 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000047305 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000047305 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000047305 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000047306 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000047306 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000047306 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000047306 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000047306 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000047306 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047307 | Other-Asset
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047307 | Other-Sector
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047307 | Investments in Affiliated Funds
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C000047307 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047307 | International Equities
Holdings [Line Items]
Percent of Net Asset Value	42.40%
C000047307 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000047307 | Multi-Asset
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000047307 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	5.40%